PREPAYMENTS AND OTHER RECEIVABLES (Summary of Prepayments and Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Receivables from third party payment service providers	$ 468	$ 574
Utility deposits	647	2,820
Deferred expense	634	401
Loans to the third parties	1,675	9,328
Deductible value-added input tax	3,630	7,458
Prepayments for long-term assets	17,991
Others	1,115	944
Prepayments and other current assets	$ 26,160	21,525
Bee Computing (HK) Limited
Loans to the third parties		$ 7,965